RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Presentation of leases for lessee [abstract]
Current lease liabilities	$ 15,290	$ 15,884
Non-current lease liabilities	93,812	66,580
Lease liabilities	$ 109,102	$ 82,464